Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Provision for credit losses	¥ 85	¥ 21,766	¥ 861